Exhibit 99.05

Annaly - OBX 2020-EXP3 Rebuttal Findings 06.17.2020
Seller:

Deal ID:

Total Loan Count: 15
Loan Number	Seller ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Compensating Factors	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
6000058056	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
6000058056	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Contract - Missing	XXXX	The Sales Contract is missing from the loan file submitted for review.	Void		Rebuttal 1 (XX/XX/XXXX 6:25PM) Amended escrow instructions provided.	Response 1 (XX/XX/XXXX 6:26PM) Escrow instructions (including amendment) are in the original loan file in lieu of a purchase contract. (Void)		1	1	1	1
6000058056	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	1	1
6000058048	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID Tolerance - 10% Tolerance Violation (No Valid COC)	XXXX	The loan failed the charges that in total cannot increase more than XX% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XX% ($XXXX) exceed the comparable charges ($XXXX) by more than XX%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the Recording fee was not accepted. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.	Resolved		Rebuttal 1 (0XX/XX/XXXX 3:08PM) PCCD, LOE, proof of delivery and Reimbursement provided.	Response 1 (0XX/XX/XXXX 3:09PM) PCCD, LOE, proof of delivery and Reimbursement provided are sufficient to clear the exception. (Resolved)		3	2	3	2
6000058048	XXXX	2 of 4	XXXX	XX/XX/XXXX	Credit	Income - Tax Return Documentation Incomplete	XXXX	Per the lender's guidelines for the 2 month bank statement program, a CPA prepared P&L covering the most recent XX month period is required. An underwriting exception was in file allowing the use of a self prepared P&L from the borrower based on the LTV being below the maximum guideline and the length of employment in same position exceeding X years. The loan file contained an unsigned self prepared P&L, dated from XX/XX/XXXX to XX/XX/XXXX, however, no formal signed exception was in file.	Upheld	LTV is X% or more below guideline maximum as LTV is XX% and CLTV is XX%, DTI of XX%, $XXXX in residual income, FICO of XX, borrower has owned and resided in the subject for XX years, and borrower has been self-employed with same company for XX years and in same profession for XX years.	Rebuttal 1 (0XX/XX/XXXX 1:36PM) Formal exception with compensating factors provided.	Response 1 (XX/XX/XXXX 11:24AM) Exception for borrower prepared Profit and Loss statement was approved/signed. Compensating factors are: LTV is X% or more below guideline maximum as LTV is XX% and CLTV is XX%, DTI of XX%, $XXXX in residual income, FICO of XXX, borrower has owned and resided in the subject for XX years, and borrower has been self-employed with same company for XX years and in same profession for XX years. Upgraded to EV2.		3	2	3	2
6000058048	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	Per the lender's guidelines the maximum acreage allowed is XX acres. The appraisal reflects the subject property on XX acres, therefore, does not meet guidelines.	Upheld	LTV is X% or more below guideline maximum as LTV is XX% and CLTV is XX%, DTI of XX%, $XX in residual income, FICO of XXX, borrower has owned and resided in the subject for XX years, and borrower has been self-employed with same company for XX years and in same profession for XX years.	Rebuttal 1 (0XX/XX/XXXX 1:36PM) Formal exception with compensating factors provided.	Response 1 (XX/XX/XXXX 11:26AM) Exception for excessive acreage was approved/signed. Compensating factors are:LTV is X% or more below guideline maximum as LTV is XX% and CLTV is XX%, DTI of XX%, $XXXX in residual income, FICO of XXXX, borrower has owned and resided in the subject for XX years, and borrower has been self-employed with same company for XX years and in same profession for XX years. Upgraded to EV2.		3	2	3	2
6000058048	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000057013	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1
6000057013	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Debts	XXXX	The Borrower owns other real estate and the PITI for each additional mortgage is not confirmed/documented. The final loan application reflected a monthly PITI in the amount of $XXXX and a mortgage of $XXXX for property located at XXXX which includes taxes, insurance and an HOA payment. The credit report does not reflect the mortgage and there is no third party verification in file. In addition, there is no documentation in file to verify the taxes and insurance for the property. A copy of the HOA statement is in file to document the monthly dues of $XXX. The 1003 also reflects a new loan with XXXX in the amount of $XXXX with a monthly PITI payment of $XXXX which includes escrows for the borrower's primary residence located at XXXX, however, the loan file does not contain any documentation to verify the new mortgage terms for the property.	Resolved		Rebuttal 1 (XX/XX/XXXX 11:43AM) CD provided from primary residence refinance. Mortgage statement, hazard policy, property report with property taxes listed, and HOA statement provided for XXXX property.	Response 1 (XX/XX/XXXX 11:44AM) Documentation provided supports payments used to qualify. (Resolved)		3	1	3	1
6000057013	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	1
6000058059	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD - Closing Information/Closing Date	XXXX	The CD issued on XX/XX/XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument for borrower. Truth in Lending Act (Regulation Z)2 CFR 1026.38(a)(3)(ii).	Resolved		Rebuttal 1 (XX/XX/XXXX 2:53PM) PCCD provided	Response 1 (XX/XX/XXXX 2:57PM) The PCCD provided is sufficient to cure the exception. (Resolved)		2	1	2	1
6000058059	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	1
6000058059	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	2	1
6000057042	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
6000057042	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
6000057042	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	1	1
6000058017	XXXX	1 of 7	XXXX	XX/XX/XXXX	Compliance	Federal Testing	XXXX	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.						2	2	3	2
6000058017	XXXX	2 of 7	XXXX	XX/XX/XXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	XXXX	Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Resolved		Rebuttal 1 (XX/XX/XXXX 1:01PM) Disclosure tracker provided reflecting initial CD was received electronically	Response 1 (XX/XX/XXXX 1:02PM) The disclosure tracker was provided. The initial CD dated XX/XX/XXXX was received electronically by the borrower on XX/XX/XXXX. The document is sufficient to cure the exception. (Resolved)		3	1	3	2
6000058017	XXXX	3 of 7	XXXX	XX/XX/XXXX	Compliance	TRID CD - Calculating Cash to Close LE column	XXXX	The Cash to Close on the CCTC table on page 3 of the CD issued on, XX/XX/XXXX, in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XX/XX/XXXX.	Resolved		Rebuttal 1 (XX/XX/XXXX 12:57PM) PCCD provided	Response 1 (XX/XX/XXXX 12:57PM) PCCD provided which is sufficient to cure the exception. (Resolved)		2	1	3	2
6000058017	XXXX	4 of 7	XXXX	XX/XX/XXXX	Compliance	TRID CD - Settlement Agent License	XXXX	The license number is missing for the Settlement Agent company on the last revised CD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	Resolved		Rebuttal 1 (XX/XX/XXXX 12:56PM) PCCD provided	Response 1 (XX/XX/XXXX 12:56PM) PCCD provided which is sufficient to cure the exception. (Resolved)		2	1	3	2
6000058017	XXXX	5 of 7	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan is an owner occupied limited cash out refinance with a loan amount of $XXXX using the Non Agency Advantage Program. Per the lender's guidelines, the minimum loan amount required for the program is $XXXX and for Tier 4 Credit. The loan file contained an exception from the underwriter stating compensating factors of LTV being under XX% of the maximum allowed and monthly savings of $XXXX. It should be noted that the borrower did not have the required savings stated in the exception.	Upheld	LTV X% or below max and Monthly savings of $XXXX+ are valid.	Rebuttal 1 (XX/XX/XXXX 11:52AM) Monthly savings is calculated based on the I/O payment.	Response 1 (XX/XX/XXXX 11:54AM) Compensating factors of LTV X% or below max and Monthly savings of $XXXX+ are valid. Upgrade to EV2. (Upheld)		3	2	3	2
6000058017	XXXX	6 of 7	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	The borrower was required to have sufficient assets verified for reserves in the amount of 3 months PITI ($XXXX) for a total of $XXXX. The borrower had verified assets with XXXX, dated XX/XX/XXXX, with account #XXXX, in the amount of $XXXX. The borrower was short $XXXX in reserves.	Resolved		Rebuttal 1 (XX/XX/XXXX 11:50AM) Reserves is to be calculated using the I/O payment.	Response 1 (XX/XX/XXXX 11:51AM) Reserves are sufficient based on the I/O payment. (Resolved)		3	1	3	2
6000058017	XXXX	7 of 7	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000058043	XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	Federal - HOEPA / HPML (APR)	XXXX	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and Appraisal requirements have been met.						2	2	2	2
6000058043	XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD - Transaction Information / Borrower Info (Name/Address)	XXXX	The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(i)	Resolved		Rebuttal 1 (XX/XX/XXXX 12:34PM) PCCD provided	Response 1 (XX/XX/XXXX 12:35PM) PCCD provided is sufficient to sure the exception. (Resolved)		2	1	2	2
6000058043	XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2
6000058043	XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	2	2
6000057997	XXXX	1 of 6	XXXX	XX/XX/XXXX	Compliance	Federal - HOEPA / HPML (APR)	XXXX	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and Appraisal requirements have been met.						2	2	3	2
6000057997	XXXX	2 of 6	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Escrow, prepayment, and Appraisal requirements have been met.	Resolved					3	2	3	2
6000057997	XXXX	3 of 6	XXXX	XX/XX/XXXX	Credit	Income - Insufficient Documentation	XXXX	The subject loan was approved under the Alternative Documentation program and the Data Tape provided also indicated the subject loan is Alternative Documentation. The loan file contained XX months bank statements; however, 24 months business bank statements with a profit and loss Statement is required. The loan file was missing XX months bank statements and the required profit and loss statement to meet the requirements of the Alternative Documentation program.	Resolved		Rebuttal 1 (XX/XX/XXXX 2:14PM) Loan was approved as 12-Month Reduced Doc program.	Response 1 (XX/XX/XXXX 5:15PM) The loan was approved as XX-month Reduced Doc program which requires only 12 months of bank statements rather than 24 months and no P&L is required. (Resolved)		3	1	3	2
6000057997	XXXX	4 of 6	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for Residual Income. The borrowers were approved under the Non-Agency Advantage Tier 1. Accordingly, the borrowers were required to have $XXXX Residual Income; however, they only had $XXXX residual income.	Upheld	X+ years employment and LTV X% or below max	Rebuttal 1 (XX/XX/XXXX 5:45PM) Exception was made due to X+ years employment and LTV X% or below max.	Response 1 (XX/XX/XXXX 5:46PM) Residual income is less than $XXXX required per program parameters. Exception was made due to the following compensating factors: X+ years employment and LTV X% or below max. Upgraded to EV2. (Upheld)		3	2	3	2
6000057997	XXXX	5 of 6	XXXX	XX/XX/XXXX	Credit	Title Commitment Exceptions	XXXX	The Title Commitment reflects exceptions that will affect the subject loan's clear lien position. The title commitment reflected an exception for a Deed of Trust from XXXX in the amount of $XXXX in favor of XXXX and XXXX, Trustees of the XXXX Trust, and the effect of a document purporting to be a release recorded on XX/XX/XXXX; however, the exception indicated that satisfactory proof of full payment of the debt secured by the mortgage prior to removing the exception or insuring the contemplated transaction. Additionally, the exception indicated that if the deed of trust or mortgage is to be eliminated in the title policy, the following documents would be required prior to the recordation of any documents or issuance of any policy of title insurance: Original note and deed of trust or mortgage, Payoff demand statement signed by all present beneficiaries of the deed of trust or mortgage, Request for reconveyance or release signed by all present beneficiaries of the deed of trust or mortgage. If the payoff demand statement or the request for reconveyance or release is to be signed by a servicer, the title company would require a full copy of the loan servicing agreement executed by all present beneficiaries. Additionally, if the beneficiary is a trustee of a non-XXXX trust, the trust agreement must be examined to ensure the trustee can authorize the reconveyance or release of the deed of trust or mortgage. The loan file was missing the documentation required to remove the exception and the title commitment did not contain an endorsement removing the exception.	Resolved		Rebuttal 1 (XX/XX/XXXX 5:41PM) Title policy provided.	Response 1 (XX/XX/XXXX 5:43PM) Title policy provided shows no liens other than the subject lien. (Resolved)		3	1	3	2
6000057997	XXXX	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000057995	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	Federal - HOEPA / HPML (APR)	XXXX	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and Appraisal requirements have been met.						2	2	3	2
6000057995	XXXX	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD - Transaction Information / Borrower Info (Name/Address)	XXXX	The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(i)	Resolved		Rebuttal 1 (XX/XX/XXXX 12:37PM) PCCD Provided	Response 1 (XX/XX/XXXX 12:37PM) PCCD provided is sufficient to cure the exception. (Resolved)		2	1	3	2
6000057995	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Credit Documentation	XXXX	Borrower's rental history was not documented as required by guidelines. Since the landlord is a private party, canceled checks are required to be provided in addition to a VOR to document rental history for the previous 12 months. The loan file is missing canceled checks for XXXX, XXXX, XXXX, and XXXX. Additionally, the XXXX check reflects payment of $XXXX rather than $XXXX with no documentation to support the lower payment.	Upheld	$XXXX residual income (2 months PITIA) to offset missing 4 months VOR documentation	Rebuttal 1 (XX/XX/XXXX 5:23PM) Exception to VOR (missing 4 months) due to X years employment and residual income >$XXXX.	Response 1 (XX/XX/XXXX 5:27PM) Compensating factor of $XXXX residual income (2 months PITIA) to offset missing X months VOR documentation is acceptable. Upgrade to EV2. (Upheld)		3	2	3	2
6000057995	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	DTI - Exceeds Guidelines	XXXX	The monthly property tax payment was miscalculated for the qualifying PITIA. Guidelines reflect that monthly property tax payments for new construction is to be calculated based on XX% of the purchase price. In this case, the monthly property tax would be $XXXX ($XXXX x XX/XX) but the 1008 reflects $XX was used. The higher property tax payment increases DTI from XX% to XX% with allowed DTI of XX%	Upheld	Compensating factor of $XXXX residual income (2 months PITIA) to offset high DTI is acceptable	Rebuttal 1 (XX/XX/XXXX 3:23PM) Loan approval reflects Max DTI of XX%. Rebuttal 2 (XX/XX/XXXX 5:29PM) Exception to DTI exceeding XX% made due to compensating factors: X+ years employment and residual income in excess of $XXXX.	Response 1 (XX/XX/XXXX 1:07PM) Since the DTI exceeds the Standard Max DTI of XX%, a compensating factor is required. However, there is no formal documentation of which compensating factor(s) are present to use the Enhanced Max DTI of XX%. (Upheld) Response 2 (XX/XX/XXXX 5:30PM) Compensating factor of $XXXX residual income (2 months PITIA) to offset high DTI is acceptable. Upgraded to EV2.		3	2	3	2
6000057995	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000058051	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	Federal - HOEPA / HPML (APR)	XXXX	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and Appraisal requirements have been met.						2	2	3	2
6000058051	XXXX	2 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XX AB 260 higher-priced mortgage loan test. (XX AB 260, XXXX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXXX Financial Code. The loan is a compliant HPML. Escrow, prepayment, and Appraisal requirements have been met.	Resolved					3	2	3	2
6000058051	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	Subject property has an accessory unit per the appraiser. The file contains a Lease Agreement for the unit in the monthly amount of $XXXX. The lender used XX% of rent for income = $XXXX. Per the investor's guidelines, rental income may not be used from an accessory unit. Excluding the income; DTI increased from XXX% to XX%. Maximum DTI per guidelines is XX%.	Upheld	LTV at least X% below max as LTV is XX% and max is XX%, borrower has owned and resided in the subject property for XX years, borrower has been employed with same employer and in same profession for XX years, and verified post-closing reserves of $XXXX or XX months.	Rebuttal 1 (XX/XX/XXXX 6:01PM) Exception provided to use rental income for accessory unit.	Response 1 (XX/XX/XXXX 1:13PM) Exception was provided to use rental income for accessory unit using the following compensating factors: LTV at least X% below max as LTV is XX% and max is XX%, borrower has owned and resided in the subject property for XX years, borrower has been employed with same employer and in same profession for XX years, and verified post-closing reserves of $XXXX or XX months. Upgraded to EV2. (Upheld)		3	2	3	2
6000058051	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The credit report indicates the borrower filed Chapter 7 Bankruptcy XX/XX/XXXX and was discharged XX/XX/XXXX. Per the investor's guidelines; a bankruptcy must have been discharged a minimum of XX months from discharge date XX/XX/XXXX to closing date XX/XX/XXXX (X years). The borrower states the lawyer in charge did not properly disclose the bankruptcy resulting in it never being discharged. The borrower obtained a new lawyer in XXXX to help with getting the bankruptcy complete and discharged. The file does not contain documentation to support.	Resolved		Rebuttal 1 (XX/XX/XXXX 6:05PM) Loan was approved as Tier 3 (Chapter X BK X year discharged).	Response 1 (XX/XX/XXXX 6:07PM) Loan meets X guidelines. (Resolved)		3	1	3	2
6000058051	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000058027	XXXX	1 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	XXXX	The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated' XX/XX/XXXX 'was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,' XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Resolved		Rebuttal 1 (XX/XX/XXXX 1:07PM) Initial CD and disclosure tracking provided	Response 1 (XX/XX/XXXX 1:07PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2
6000058027	XXXX	2 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for DTI. The loan was qualified using $XXXX per month in self-employed income using XX months business bank statements. Income calculation worksheets reflect the average monthly deposits was $XXXX and an expense ratio of XX% was used to calculate the qualifying monthly income. The Business Narrative reflects the borrower's business is XXXX (buying, renovating, and selling houses) and there are 4 contractors; this qualifies as a Product Business with 1-5 employees/contractors requiring XX% expense factor. The audit monthly income based upon this information is $XXXX. The audit income also included $XXXX in net rental income not used by origination. The total monthly audit income is $XXXX. This increased DTI from XX% to XX% which exceeds the maximum DTI of XX5%.	Resolved	Rebuttal 1 (XX/XX/XXXX 12:11PM) Per Oaktree Guidelines Expense ratio should be XX% for X contractors and product business which would put the income at $XXX x XX% ($XXXX) = $XXXXputting the DTI at XX%. Rebuttal 2 (XX/XX/XXXX 4:04PM) Updated Guidelines provided. Rebuttal 3 (XX/XX/XXXX 1:22PM) Compensating factors: Residual income > $XX & Credit score > XX.	Response 1 (XX/XX/XXXX 12:13PM)
The Guidelines provided to Audit for review (dated XX/XX/XXXX Version 5.1) reflect the Expense factor for X contractors with a product business is XX%. Please provide updated Guidelines to support the lower Expense factor. (Upheld)

Response 2 (XX/XX/XXXX 4:08PM)
The updated income calculation is within the updated Guidelines provided. However, the DTI of XX% exceeds the Standard Max DTI of XX% with no compensating factors provided. (Upheld)

Response 3 (XX/XX/XXXX 1:26PM)
Income calculated per updated guidelines meets requirements for Expanded DTI to XX% with XXXX credit score. (Resolved)

														3	1	3	2
6000058027	XXXX	3 of 5	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters. The subject property is a non-warrantable condo. An exception was requested and granted. Compensating factors utilized were Residual income and LTV X% below max. Upgraded to EV2.						2	2	3	2
6000058027	XXXX	4 of 5	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient assets to meet Manual requirements plus reserve PITI were not verified in the file. The subject loan does not meet Program Parameters for reserve requirements. The guidelines require 6 months reserves since the transaction is the purchase of an owner occupied condo with a loan amount of $XXXX. Total reserves required was $XXXX but only reserves of $XXXX was provided, including $XXXX in XXXX (business account) as of XX/XX/XXXX, $XXXX funds in XXXX #XXXX as of XX/XX/XXXX, and $XXXX in XXXX #XXXX as of XX/XX/XXXX. Closing funds were already deducted from the XXXX account prior to the balances listed. Reserve funds are $XXXX short.	Upheld	LTV compensating factor is valid	Rebuttal 1 (XX/XX/XXXX 12:09PM) An exception was granted using the following compensating factors: LTV X% or below max and Residual Income > $XXXX.	Response 1 (XX/XX/XXXX 12:15PM) The residual income compensating factor is not valid, but the LTV compensating factor is valid. Upgraded to EV2. (Upheld)		3	2	3	2
6000058027	XXXX	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000058021	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	Federal Testing	XXXX	The file failed one or more of the federal threshold tests. HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XXXX%, which exceeds the APR threshold of, XXXX%, by XXXX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.						2	2	3	2
6000058021	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for DTI. The borrower was qualified with $XXXX in monthly self-employed income using XX months of business bank statements. The 1003 reflects the income was calculated by taking the monthly deposit average, less XX% expense ratio, less XX% due to ownership percentage. The business is an XXXX and XXXX company (product business per guidelines) with X employees, so a XX% expense factor must be applied. According to documentation, the borrower has XX% ownership of the business. The total monthly average deposits calculated at origination was $XXX. Due to some one-time deposits and transfers not deducted in the origination calculation, the actual monthly average deposits are $XXXX. Using a XX% Expense Factor and XX% ownership, the borrower's monthly income is $XXXX. The decreased income increases DTI from XX% to XX%, with maximum DTI of XX% per guidelines.	Resolved	Rebuttal 1 (XX/XX/XXXX 12:20PM) Per XXXX Expense ratio should be XX% for X employees and product business which would put the income at $XXX x XX% (owner) = $XXXX x XX% ($XXXX) Total income = $XXXX. (UW used XX% of $XXXX/XXXX as income). Rebuttal 2 (XX/XX/XXXX 4:46PM) Updated Guidelines provided. Rebuttal 3 (XX/XX/XXXX 1:29PM) Compensating Factors: Residual Income >$XXXX & Credit Score >XX.	Response 1 (XX/XX/XXXX 12:25PM)
The Guidelines provided to Audit for review (dated XX/XX/XXXX Version 5.1) reflect the Expense factor for 3 employees with a product business is XX%. Please provide updated Guidelines to support the lower Expense factor. (Upheld)

Response 2 (XX/XX/XXXX 4:48PM)
The income used to qualify is within Guidelines per updated documentation provided. However, the DTI (XXXX%) exceeds the Standard Max DTI of XX% without documentation of the compensating factor(s) used. (Upheld)

Response 3 (XX/XX/XXXX 1:32PM)
The updated income using the updated Guidelines meets the requirements for the Expanded DTI to XX% due to credit score of XXX exceeding XXX. (Resolved)

														3	1	3	2
6000058021	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000057023	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	2
6000057023	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan is an owner occupied purchase with a loan amount of $XXXX using the Non Agency Advantage Program. Per the lender's guidelines, the minimum loan amount required for the program is $XXXX and for XXXX.	Upheld	LTV X% or below max and Residual income > $XXXX are valid	Rebuttal 1 (XX/XX/XXXX 12:27PM) An exception was granted due to the following compensating factors: LTV X% or below max and Residual income > $XXX.	Response 1 (XX/XX/XXXX 12:29PM) Compensating factors of LTV X% or below max and Residual income > $XXXX are valid. Upgraded to EV2. (Upheld)		3	2	3	2
6000057023	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	2
6000057035	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1
6000057035	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for DTI. The loan was approved as a XX Month Personal Bank Statement loan with monthly income of $XXXX and DTI of XX%. Guidelines require all deposits over XX% of the qualifying income to be sourced. The XXXX bank statement reflects a deposit of $XXXX on XX/XX/XXXX which was not sourced. This exceeds XX% of the qualifying income amount. Omission of this deposit results in monthly income of $XXXX and increases DTI to XX%.	Resolved		Rebuttal 1 (XX/XX/XXXX 1:12PM) Source of funds provided.	Response 1 (XX/XX/XXXX 1:19PM) Source of funds was provided; income used to qualify is documented. The DTI is acceptable at XX% due to credit score of XXX exceeds XXX required to use Expanded DTI to XX%. (Resolved)		3	1	3	1
6000057035	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	3	1
6000058041	XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
6000058041	XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
6000058041	XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.						1	1	1	1